Segment Reporting	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 17 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

Revenue disaggregation

The following table presents revenue by business lines:

	For the Years Ended September 30,
	2023	2022	2021
Revenue
Sales	$83,113,259	$74,702,625	$67,006,655
Production service revenue	1,219,041	1,663,523	3,239,956
Total revenue	$84,332,300	$76,366,148	$70,246,611

Geographical areas

The following table presents revenues by geographic areas for the years ended September 30, 2023.

	September 30, 2023
	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$73,744,662	87.45%
USA	7,146,478	8.47%
India	1,596,243	1.89%
Mexico	577,416	0.68%
Australia	385,111	0.46%
Other foreign countries	882,390	1.05%

The following table presents revenues by geographic areas for the years ended September 30, 2022.

	September 30, 2022
	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$64,787,186	84.69%
USA	7,628,332	9.97%
Taiwan	1,296,863	1.70%
Australia	1,191,512	1.56%
Marshall Islands	730,039	0.95%
Other foreign countries	868,364	1.13%

The following table presents revenues by geographic areas for the years ended September 30, 2021.

	September 30, 2021
	Sales Amount (In USD)	As % of Sales
Top 5 Geographic Areas:
China	$53,130,894	81.22%
USA	5,740,265	8.78%
India	4,191,611	6.41%
Australia	546,807	0.84%
Switzerland	514,951	0.79%
Other foreign countries	6,122,083	1.96%

Due to the nature of the Company’s products, it is impractical to disclose revenues generated from each product or each group of similar products. Also, as the Company’s long-lived assets are primarily located in the PRC, no geographical segments are presented.